Long-term investment - Major equity method investees (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Equity Method Investment, Summarized Financial Information [Abstract]
Current assets	$ 1,413,713
Noncurrent assets	411,764
Current liabilities	499,078
Non-current liabilities	460,617
Non-controlling interest	5,778
Gross revenue	68,353
Gross profit	14,976
Loss from continuing operations	(5,928)
Net loss	(10,691)
Net loss attributable to the Company	$ (11,614)